Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits
Schedule of of employee related liabilities

		Current liabilities		Non-current liabilities
	Notes	December 31, 2023	December 31 ,2022	December 31, 2023	December 31 ,2022
Payroll, related charges and other remunerations	29(a)	867	831	-	-
Share-based payment	29(b)	27	33	-	-
Employee post-retirement obligation	29(c)	70	66	1,381	1,260
		964	930	1,381	1,260

Schedule of fair value of the matching program

	2023	2022
Granted shares	1,330,503	1,437,588
Share price	15.94	20.03

Schedule of assumptions used for the monte carlo simulation

	2023	2022
Granted shares	1,177,755	1,709,955
Date shares were granted	January 2, 2023	January 3, 2022
Share price	16.6	13.81
Expected volatility	48.33%	39.00%
Expected term (in years)	3	3
Expected shareholder return indicator	72.42%	51.20%
Expected performance factor	79.32%	53.08%

Schedule of present value obligation

	Overfunded pension plans	Underfunded pension plans	Other benefits
Benefit obligation as of December 31, 2021	2,833	3,983	1,427
Service costs	45	40	13
Interest costs	325	39	60
Benefits paid	(534)	(58)	(57)
Participant contributions	-	(30)	-
Effect of changes in the actuarial assumptions	(784)	(109)	(343)
Translation adjustment	5	(5)	(24)
Others	-	-	(19)
Transfer	3,252	(3,252)	-
Benefit obligation as of December 31, 2022	5,142	608	1,057
Service costs	16	15	8
Interest costs	322	103	68
Benefits paid	(479)	(126)	(56)
Participant contributions	-	-	-
Effect of changes in the actuarial assumptions	468	130	44
Settlement	-	(836)	-
Transfer to assets held for sale	-	(28)	(12)
Other	3	10	(2)
Translation adjustment	246	41	43
Transfer	(1,201)	1,201	-
Benefit obligation as of December 31, 2023	4,517	1,118	1,150

Schedule of evolution of assets fair value

	Overfunded pension plans	Underfunded pension plans	Other benefits
Fair value of plan assets as of December 31, 2021	3,752	3,779	-
Interest income	412	17	-
Employer contributions	45	14	57
Benefits paid	(534)	(58)	(57)
Return on plan assets (excluding interest income)	(752)	(31)	-
Translation adjustment	44	(9)	-
Transfer	3,373	(3,373)	-
Fair value of plan assets as of December 31, 2022	6,340	339	-
Interest income	429	85	-
Employer contributions	22	25	56
Benefits paid	(479)	(126)	(56)
Return on plan assets (excluding interest income)	286	44	-
Settlement	-	(841)	-
Translation adjustment	320	28	-
Transfer	(1,261)	1,261	-
Fair value of plan assets as of December 31, 2023	5,657	815	-

Schedule of reconciliation of assets and liabilities recognized in the statement of financial position

	Plans in Brazil
	December 31, 2023			December 31, 2022
Movements of assets ceiling	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	924	-	-	876	-	-
Interest income	95	-	-	83	-	-
Changes on asset ceiling	(194)	-	-	(89)	-	-
Translation adjustment	68	-	-	54	-	-
Balance at end of the year	893	-	-	924	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,152)	(272)	(389)	(2,634)	(246)	(321)
Fair value of assets	4,045	94	-	3,558	101	-
Effect of the asset ceiling	(893)	-	-	(924)
Liabilities	-	(178)	(389)	-	(145)	(321)

Current liabilities	-	(3)	(22)	-	(3)	(16)
Non-current liabilities	-	(175)	(367)	-	(142)	(305)
Liabilities	-	(178)	(389)	-	(145)	(321)

	Foreign plan
	December 31, 2023				December 31, 2022
	Overfunded pension plans (i)	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Movements of assets ceiling
Balance at beginning of the year	190	-	-	44	-	-
Interest income	8	1	-	1	-	-
Changes on asset ceiling and onerous liability	2	(28)	-	160	-	-
Translation adjustment	5	-	-	(15)	-	-
Transfer	(27)	27	-
Balance at end of the year	178	-	-	190	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(1,365)	(846)	(759)	(2,508)	(362)	(736)
Fair value of assets	1,611	721	-	2,782	238	-
Effect of the asset ceiling	(178)	-	-	(190)	-	-
Assets (liabilities)	68	(125)	(759)	84	(124)	(736)

Current liabilities	-	(6)	(39)	-	(7)	(40)
Non-current assets (liabilities)	68	(119)	(720)	84	(117)	(696)
Assets (liabilities)	68	(125)	(759)	84	(124)	(736)

	Total
	December 31, 2023			December 31, 2022
Movements of assets ceiling	Overfunded pension plans (i)	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	1,114	-	-	919	-	-
Interest income	103	1	-	84	-	-
Changes on asset ceiling	(192)	(28)	-	65	-	-
Translation adjustment	73	-	-	46	-	-
Transfer	(27)	27	-	-	-	-
Balance at end of the year	1,071	-	-	1,114	-	-

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(4,517)	(1,118)	(1,148)	(5,142)	(608)	(1,057)
Fair value of assets	5,656	815	-	6,340	339	-
Effect of the asset ceiling	(1,071)	-	-	(1,114)	-	-
Assets (liabilities)	68	(303)	(1,148)	84	(269)	(1,057)

Current liabilities	-	(9)	(61)	-	(10)	(56)
Non-current assets (liabilities)	68	(294)	(1,087)	84	(259)	(1,001)
Assets (liabilities)	68	(303)	(1,148)	84	(269)	(1,057)

(i) The pension plan asset is recorded as “Other non-current assets” in the financial position.

Schedule of costs recognized in the income statement

	Year ended December 31,
	2023			2022			2021
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Service cost	16	15	8	45	40	13	10	68	1
Interest expense	322	103	68	325	39	60	196	122	33
Interest income	(429)	(85)	-	(412)	(17)	-	(253)	(102)	-
Interest expense on effect of (asset ceiling)/ onerous liability	103	1	-	84	-	-	58	-	-
Others	3	10	(2)	-	-	-	-	-	-
Total of cost, net	15	44	74	42	62	73	11	88	34

Schedule of costs recognized in the statement of comprehensive income

	Year ended December 31,
	2023			2022			2021
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Balance at beginning of the year	(124)	(45)	62	(93)	(92)	(172)	(101)	(400)	(363)
Effect of changes actuarial assumptions	(468)	(130)	(44)	784	109	343	330	246	261
Return on plan assets (excluding interest income)	286	44	-	(752)	(31)	-	(269)	181	-
Change of asset ceiling	192	28	-	(65)	-	-	(60)	-	-
Others	-	-	(12)	(3)	-	-	(5)	3	(4)
	10	(58)	(56)	(36)	78	343	(4)	430	257
Deferred income tax	(3)	19	20	12	(26)	(102)	5	(130)	(83)
Others comprehensive income	7	(39)	(36)	(24)	52	241	1	300	174
Translation adjustments	(10)	(6)	(9)	(7)	(5)	(7)	7	8	17
Accumulated other comprehensive income	(127)	(90)	17	(124)	(45)	62	(93)	(92)	(172)

Schedule of assumptions were adopted

	Brazil
	December 31, 2023			December 31, 2022
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Discount rate to determine benefit obligation	8.57% - 8.63%	10.15%	8.59% - 8.74%	9.77% - 9.88%	10.66%	9.81% - 9.90%
Nominal average rate to determine expense/ income	8.57% - 8.63%	10.15%	N/A	9.77% - 9.88%	10.66%	N/A
Nominal average rate of salary increase	3.08% - 4.94%	4.50%	N/A	3.50% - 5.36%	6.86%	N/A
Nominal average rate of benefit increase	3.08% - 3.60%	4.50%	N/A	3.50% - 4.02%	6.86%	N/A
Immediate health care cost trend rate	N/A	N/A	6.17%	N/A	N/A	6.35%
Ultimate health care cost trend rate	N/A	N/A	6.17%	N/A	N/A	6.35%
Nominal average rate of price inflation	3.08%	4.50%	3.08%	3.50%	4.25%	3.50%

	Foreign
	December 31, 2023			December 31, 2022
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Discount rate to determine benefit obligation	4.63%	4.63%	4.64%	5.10%	5.10%	5.14%
Nominal average rate to determine expense/ income	5.10%	5.10%	5.14%	2.84%	2.84%	3.03%
Nominal average rate of salary increase	3.31%	3.31%	N/A	3.23%	3.23%	N/A
Nominal average rate of benefit increase	3.00%	3.00%	N/A	3.00%	3.00%	N/A
Immediate health care cost trend rate	N/A	N/A	4.85%	N/A	N/A	5.11%
Ultimate health care cost trend rate	N/A	N/A	4.49%	N/A	N/A	4.57%
Nominal average rate of price inflation	2.08%	2.08%	N/A	2.06%	2.06%	N/A

For the sensitivity analysis, the Company applies the effect of 1.0% in nominal discount rate to the present value of the Company´s actuarial liability. The effects of this analysis on the Company´s actuarial liability and assumptions adopted are as follows:

	Brazil
	December 31, 2023
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	2,940	262	501
Assumptions made	9.60%	11.15%	9.67%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	3,399	283	387
Assumptions made	7.60%	9.15%	7.67%

	Foreign
	December 31, 2023
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	1,237	745	677
Assumptions made	5.63%	5.63%	5.65%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	1,506	957	880
Assumptions made	3.63%	3.63%	3.64%

Schedule of overfunded pension plans

	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	-	14	-	14	-	55	-	55
Equity securities	261	-	-	261	1,115	-	-	1,115
Debt securities - Corporate	-	396	-	396	1	367	-	368
Debt securities - Government	3,814	361	-	4,175	3,354	435	-	3,789
Investments funds - Fixed Income	1,391	162	-	1,553	1,040	133	-	1,173
Investments funds - Equity	483	1	-	484	455	1	-	456
International investments	59	186	-	245	23	231	-	254
Structured investments - Private Equity funds	-	51	72	123	-	188	240	428
Structured investments - Real estate funds	-	-	-	-	-	-	3	3
Real estate	-	-	235	235	-	-	293	293
Loans to participants	-	-	162	162	-		128	128
Other	-	-	187	187	-	-	-	-
Total	6,008	1,171	656	7,835	5,988	1,410	664	8,062
Funds not related to risk plans (i)				(2,178)				(1,722)
Fair value of plan assets at end of year				5,657				6,340

(i) Financial investments not related to coverage of overfunded pension plans. Funds are related to the Company´s unconsolidated entities and former employees.

Schedule of measurement of plan assets at fair value with no observable market variables

	Private equity funds	Real estate funds	Real estate	Loans to participants	Total
Balance as of December 31, 2021	103	5	212	106	426
Return on plan assets	(5)	(2)	15	26	34
Assets purchases	10	-	25	280	315
Assets sold during the year	(36)	-	(22)	(292)	(350)
Translation adjustment	4	-	14	8	26
Transfer between Overfunded pension and Underfunded pension plans	164	-	49	-	213
Balance as of December 31, 2022	240	3	293	128	664
Return on plan assets	5	-	9	22	36
Assets purchases	11	-	8	211	230
Assets sold during the year	(6)	(3)	(16)	(210)	(235)
Translation adjustment	8	-	18	11	37
Transfer between Overfunded pension and Underfunded pension plans	(58)	-	(18)		(76)
Balance as of December 31, 2023	200	-	294	162	656

Schedule of assets by category

	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	-	6	-	6	-	2	-	2
Equity securities	112	-	-	112	55	-	-	55
Debt securities - Corporate	-	215	-	215	-	24	-	24
Debt securities - Government	60	150	-	210	46	19	-	65
Investments funds - Fixed Income	41	-	-	41	40	-	-	40
Investments funds - Equity	8	11	-	19	7	6	-	13
Structured investments - Private Equity funds	-	-	55	55	-	-	8	8
Real estate	-	-	27	27	-	-	6	6
Loans to participants	-	-	1	1	-	-	1	1
Others	-	-	131	131	-	-	125	125
Total	221	382	214	817	148	51	140	339

Schedule of measurement of underfunded plan assets at fair value

	Private equity funds	Equity pool	Real estate	Loans to participants	Others	Total
Balance as of December 31, 2021	181	53	3	1	168	406
Return on plan assets	1	-	-	-	(33)	(32)
Assets purchases	-	-	1	-	-	1
Assets sold during the year	(2)	-	(1)	-	-	(3)
Translation adjustment	(8)	-	(2)	-	(10)	(20)
Transfer between surplus and deficit plans	(164)	(53)	5	-	-	(212)
Balance as of December 31, 2022	8	-	6	1	125	140
Return on plan assets	4	-	-	-	3	7
Assets purchases	3	-	2	-		5
Assets sold during the year	(19)	-	-	-		(19)
Translation adjustment	1	-	1	-	3	5
Transfer between surplus and deficit plans	58	-	18	-		76
Balance as of December 31, 2023	55	-	27	1	131	214

Schedule of expected benefit payments

	Overfunded pension plans	Underfunded pension plans	Other benefits
2024	275	30	26
2025	277	30	27
2026	279	31	28
2027	280	31	30
2028	281	31	30
2029 and thereafter	1,387	161	167